Employee Compensation - Share-Based Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail)	9 Months Ended
	Jul. 31, 2022 yr $ / shares	Jul. 31, 2021 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.20%	4.90%
Expected share price volatility	16.80%
Risk-free rate of return		1.00%
Exercise price | $ / shares	$ 135.58	$ 97.14
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility		20.60%
Risk-free rate of return	1.80%
Expected period until exercise (in years)	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility		20.70%
Risk-free rate of return	1.90%
Expected period until exercise (in years)	7	7